Income Taxes (Componenets of the Company's Deductible Temporary Differences and Unused Tax Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	$ 35,482	$ 30,346
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	30,984	26,094
Investment Tax Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	1,349	1,654
Scientific Research And Experimental Development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	745	1,114
Property, Plant, and Equipment and Intellectual Property [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	1,406	1,224
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	131	96
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	$ 867	$ 163